Productivity Improvement And Restructuring Initiatives - (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Productivity improvement and restructuring related charges	$ 23.7	$ 35.8	$ 34.4
Employee severance and related charges	22.0	27.0	18.0
Facility exit and other related charges	2.0	9.0	5.0
Noncash charges
Restructuring Cost and Reserve [Line Items]
Productivity improvement and restructuring related charges	1.0	7.0	11.0
Cash charges
Restructuring Cost and Reserve [Line Items]
Productivity improvement and restructuring related charges	23.0	29.0	23.0
Equipment & Consumables
Restructuring Cost and Reserve [Line Items]
Productivity improvement and restructuring related charges	$ 13.5	$ 23.0	23.6
Operating segments | Equipment & Consumables | Trade names
Restructuring Cost and Reserve [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)			$ 11.0